Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Partners Small Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and industrials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight allocations to the industrials and information technology sectors benefited the Fund’s relative results during the annual period, as did the Fund’s underweight allocation to the health care sector.
Individual holdings
| Positions in REV Group Inc, a specialty automobile manufacturer; Belden Inc., a technology company that designs networking products; and ICU Medical, Inc., a health care equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the materials and consumer discretionary sectors detracted the most from the Fund’s relative performance.
Allocations
| The Fund’s underweight to the financials sector, specifically to the insurance industry, detracted most from relative performance.
Individual holdings
| Not owning Carvana Co., an online used car dealer, was the single largest relative detractor over the period. Fund positions in Bloomin' Brands, Inc., a casual dining restaurant company; Innovex International, Inc., a Houston-based energy company; and Orion S.A., a chemical company, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	7.96	6.24	5.54
Russell 2000 ® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 414,091,357
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 4,486,154
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 414,091,357
Total number of portfolio holdings	177
Management services fees (represents 0.87% of Fund average net assets)	$ 4,486,154
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
REV Group, Inc.	1.7%
VF Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Columbia Banking System, Inc.	1.5%
Mercury Systems, Inc.	1.5%
Belden, Inc.	1.4%
Ameris Bancorp	1.4%
Seacoast Banking Corp. of Florida	1.3%
Valmont Industries, Inc.	1.1%
Hancock Whitney Corp.	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
REV Group, Inc.	1.7%
VF Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Columbia Banking System, Inc.	1.5%
Mercury Systems, Inc.	1.5%
Belden, Inc.	1.4%
Ameris Bancorp	1.4%
Seacoast Banking Corp. of Florida	1.3%
Valmont Industries, Inc.	1.1%
Hancock Whitney Corp.	1.1%

Variable Portfolio – Partners Small Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and industrials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight allocations to the industrials and information technology sectors benefited the Fund’s relative results during the annual period, as did the Fund’s underweight allocation to the health care sector.
Individual holdings
| Positions in REV Group Inc, a specialty automobile manufacturer; Belden Inc., a technology company that designs networking products; and ICU Medical, Inc., a health care equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the materials and consumer discretionary sectors detracted the most from the Fund’s relative performance.
Allocations
| The Fund’s underweight to the financials sector, specifically to the insurance industry, detracted most from relative performance.
Individual holdings
| Not owning Carvana Co., an online used car dealer, was the single largest relative detractor over the period. Fund positions in Bloomin' Brands, Inc., a casual dining restaurant company; Innovex International, Inc., a Houston-based energy company; and Orion S.A., a chemical company, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	7.70	5.98	5.28
Russell 2000 ® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 414,091,357
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 4,486,154
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 414,091,357
Total number of portfolio holdings	177
Management services fees (represents 0.87% of Fund average net assets)	$ 4,486,154
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
REV Group, Inc.	1.7%
VF Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Columbia Banking System, Inc.	1.5%
Mercury Systems, Inc.	1.5%
Belden, Inc.	1.4%
Ameris Bancorp	1.4%
Seacoast Banking Corp. of Florida	1.3%
Valmont Industries, Inc.	1.1%
Hancock Whitney Corp.	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
REV Group, Inc.	1.7%
VF Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Columbia Banking System, Inc.	1.5%
Mercury Systems, Inc.	1.5%
Belden, Inc.	1.4%
Ameris Bancorp	1.4%
Seacoast Banking Corp. of Florida	1.3%
Valmont Industries, Inc.	1.1%
Hancock Whitney Corp.	1.1%

Variable Portfolio – Partners Small Cap Value Fund Class 3
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care and industrials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight allocations to the industrials and information technology sectors benefited the Fund’s relative results during the annual period, as did the Fund’s underweight allocation to the health care sector.
Individual holdings
| Positions in REV Group Inc, a specialty automobile manufacturer; Belden Inc., a technology company that designs networking products; and ICU Medical, Inc., a health care equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the materials and consumer discretionary sectors detracted the most from the Fund’s relative performance.
Allocations
| The Fund’s underweight to the financials sector, specifically to the insurance industry, detracted most from relative performance.
Individual holdings
| Not owning Carvana Co., an online used car dealer, was the single largest relative detractor over the period. Fund positions in Bloomin' Brands, Inc., a casual dining restaurant company; Innovex International, Inc., a Houston-based energy company; and Orion S.A., a chemical company, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3 (a)	7.83	6.11	5.41
Russell 2000 ® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 414,091,357
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 4,486,154
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 414,091,357
Total number of portfolio holdings	177
Management services fees (represents 0.87% of Fund average net assets)	$ 4,486,154
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
REV Group, Inc.	1.7%
VF Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Columbia Banking System, Inc.	1.5%
Mercury Systems, Inc.	1.5%
Belden, Inc.	1.4%
Ameris Bancorp	1.4%
Seacoast Banking Corp. of Florida	1.3%
Valmont Industries, Inc.	1.1%
Hancock Whitney Corp.	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
REV Group, Inc.	1.7%
VF Corp.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Columbia Banking System, Inc.	1.5%
Mercury Systems, Inc.	1.5%
Belden, Inc.	1.4%
Ameris Bancorp	1.4%
Seacoast Banking Corp. of Florida	1.3%
Valmont Industries, Inc.	1.1%
Hancock Whitney Corp.	1.1%